Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2016	2015
	(in thousands)
Government institutions	$30	$109
Prepaid expenses	254	270
	$284	$379